                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:
                                               -------------------

         This Amendment (Check only one): [_] is a restatement.
                                          [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Russell Trust Company
Address:   1301 2nd Ave FL 18
           Seattle, WA 98101

Form 13F File Number: 28-01096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kaz Yamada
Title:     Senior Fund Complex Analyst
Phone:     (206) 505-1834

/s/ Kaz Yamada                  Seattle, WA            November 02, 2012
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[Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT

[X] 13F NOTICE

[_] 13F COMBINATION REPORT

   List of Other Managers Reporting for this Manager:

                  Form 13F File Number          Name
                  -------------------------------------------
                  28-01190              Frank Russell Company